Production costs - Disclosure of detailed information about production costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Production Costs [Abstract]
Raw materials and consumables	$ 47,609	$ 0
Salaries and employee benefits	19,957	0
Contractors	28,722	0
Change in stockpile, gold-in-process and gold on hand inventories	2,266	0
Insurance, government fees, permits and other	17,215	0
Total production costs	$ 115,769	$ 0